OTHER ASSETS	12 Months Ended
Dec. 31, 2013
Other Assets Disclosure [Abstract]
OTHER ASSETS
NOTE 16: OTHER ASSETS

Other assets at December 31, comprised:
	2012	2013

	(EUR in millions)
Insurance related assets	551	638
Deferred tax assets	170	242
Prepaid income taxes	382	455
Assets acquired through foreclosure proceedings	194	252
Brokerage auxiliary funds	9	6
Private equity: Investees Assets	90	104
Prepaid expenses	168	253
Advances to employees	16	14
Unlisted equity securities	117	102
Hellenic Deposit and Investment Guarantee Fund	345	460
Receivables from Greek State	450	441
Checks and credit card transactions under settlement	211	97
Trade and other receivables	132	97
Receivables from associates	-	334
Other	507	518
Total	3,342	4,013

Included in the above table are investments on behalf of policyholders who bear the investment risk, classified as Insurance related assets amounting to EUR 306 million and EUR 382 million at December 31, 2012 and 2013 respectively, which are carried at fair value.

Receivables from the Greek State have been assessed for impairment and are presented after such impairment. As at December 31, 2013, the impairment for receivables from the Greek State amounted to EUR 4 million (December 31, 2012: EUR 25 million).

In accordance with article 6 of Greek Law 3714/2008, the amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) is EUR 100 thousand per client. Accordingly, the contributions paid by banks to HDIGF increased from 2008 onwards. The Greek Law 3746/2009 concerning HDIGF provides that the excess of annual contributions calculated in accordance with the above article 6 of Greek Law 3714/2008, are included in a special reserve which is jointly owned by the credit institutions in proportion to their participation.

In accordance with article 10 of Greek Law 3746/2009, HDIGF guarantees up to an amount of EUR 30 thousand per client for investing activities. In 2010, the participating credit institutions paid the first contributions relating to article 10 of Greek Law 3746/2009 which provides that the said contributions are included in a special reserve which is jointly owned by the credit institutions in proportion to their participation.